Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

6. LEASES

For the year ended December 31, 2023, the Company entered into a capacity lease agreement for its specialized cloud infrastructure services designed for artificial intelligence applications. The initial lease term is three years, with automatic renewals for successive twelve-month periods.

As of December 31, 2023 and 2022, operating right-of-use assets were $6.2 million and $nil million, respectively and operating lease liabilities were $6.2 million and $nil million, respectively. The Company has amortized the operating lease right-of-use assets totaling $74 thousand for the year ended December 31, 2023.

The lease expense incurred in December 2023 is capitalized as deferred cost since it is directly related to fulfilling its specialized cloud infrastructure services which commenced operations in January 2024.

Additional information regarding the Company’s leasing activities as a lessee is as follows:

	For the Years Ended December 31,
	2023	2022
Operating cash outflows from operating leases	$100,000	$-
Remaining lease term – operating lease	2.9	-
Discount rate – operating lease	9.9%	-

The following table represents our future minimum operating lease payments as of December 31, 2023:

Year	Amount
2024	$2,400,000
2025	2,400,000
2026	2,300,000
Total undiscounted lease payments	7,100,000
Less present value discount	(883,745)
Present value of lease liability	$6,216,255